                                                                                                                                                           File Nos. 33-46503

                                                                                                                                                                          811-6606

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                   FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                          [X ]

            Pre‑Effective Amendment No.                                                                                                [  ]

            Post‑Effective Amendment No.  24                                                                             [X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X ]

            Amendment No.  24                                                                                                    [X ]

(Check appropriate box or boxes.)

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

                                                c/o The Dreyfus Corporation

                                                200 Park Avenue, New York, New York                   10166

                                                (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                        Michael A Rosenberg, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                        Immediately upon filing pursuant to paragraph (b)

            ----

              xx      On  July 13, 2011  pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        On   (date)   pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        On   (date)   pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

__________

     Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 13th day of July, 2011.

                  DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND

                  BY:  /s/Bradley J. Skapyak*

                  BRADLEY J. SKAPYAK, PRESIDENT

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                          Title                         Date

__________________________     ______________________________          __________

/s/Bradley J. Skapyak*           President                             07/13/11

____________________________     (Principal Executive Officer)

Bradley J. Skapyak

/s/James Windels*                Treasurer

____________________________     (Principal Financial and Accounting   07/13/11

James Windels                    Officer)

/s/Joseph S. DiMartino*          Chairman of the Board                 07/13/11

____________________________     of Directors

Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*   Director                              07/13/11

____________________________

Clifford L. Alexander, Jr.

/s/ David W. Burke*              Director                              07/13/11

____________________________

David W. Burke

/s/ Peggy C. Davis*              Director                              07/13/11

____________________________

Peggy C. Davis

/s/Diane Dunst*                  Director                              07/13/11

____________________________

Diane Dunst

/s/Ernest Kafka*                 Director                              07/13/11

____________________________

Ernest Kafka

/s/Nathan Leventhal*             Director                              07/13/11

____________________________

Nathan Leventhal

/s/Daniel Rose*                  Director                              07/13/11

____________________________

Daniel Rose

*BY: /s/ Janette E. Farragher

     Janette E. Farragher,

     Attorney-in-Fact

INDEX OF EXHIBITS

XBRL Exhibits (Interactive Data Files)

     Exhibit 101.SCH – Taxonomy

     Exhibit 101.INS – Instance Document

     Exhibit 101.CAL – Calculation Linkbase

     Exhibit 101.PRE – Presentation Linkbase

     Exhibit 101.DEF – Definition Linkbase

     Exhibit 101.LAB – Label Linkbase